Intangibles Assets and Goodwill (Details) - USD ($)		12 Months Ended
	Feb. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 25, 2025	Jun. 11, 2024
Intangibles Assets and Goodwill [Line Items]
Shares issued (in Shares)				0.75	26,996,392
Impairment loss of goodwill (in Dollars)		$ 2,077,585
Expected term		5 years	5 years
Discount Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Discount rate applied to cash flow projections		25.40%	27.50%
AUM Long Term Growth Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		2.00%	2.00%
Annualized Rate of Staking Return [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		3.40%	6.50%
AUM Staked Percentage [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		65.00%	65.00%
Expense Growth Rate [Member]
Intangibles Assets and Goodwill [Line Items]
Growth rate		2.00%	2.40%
Intellectual Property [Member]
Intangibles Assets and Goodwill [Line Items]
Impairment loss (in Dollars)	$ 3,622,456
Goodwill [Member]
Intangibles Assets and Goodwill [Line Items]
Impairment loss of goodwill (in Dollars)		$ 2,077,585
Common Shares [Member] | Intellectual Property [Member]
Intangibles Assets and Goodwill [Line Items]
Shares issued (in Shares)	7,297,090